MAINSTAY GROUP OF FUNDS

Supplement dated November 1, 2019 (“Supplement”) to the

MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, and MainStay MacKay Tax Free Bond Fund Prospectus dated February 28, 2019, as supplemented

and

MainStay MacKay Infrastructure Bond Fund Prospectus dated August 21, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectuses.

Effective immediately, Class R6 shares for each Fund are available for purchase. As a result, the following changes are made to the Prospectuses:

1.	The front cover is revised to include each Fund’s Class R6 ticker symbol as follows:

MainStay MacKay California Tax Free Opportunities Fund	MSODX
MainStay MacKay High Yield Municipal Bond Fund	MMHEX
MainStay MacKay Infrastructure Bond Fund	MGVDX
MainStay MacKay New York Tax Free Opportunities Fund	MNODX
MainStay MacKay Tax Free Bond Fund	MTBDX

2.	For each Fund, the table and footnotes in the section entitled “Fees and Expenses of the Fund” and the table in the section entitled “Example” are deleted and replaced with the following:

MainStay MacKay California Tax Free Opportunities Fund

Fees and Expenses of the Fund

	Class A	Investor Class	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	None	None
Other Expenses	0.07%	0.10%	0.10%	0.07%	0.04%[4]
Total Annual Fund Operating Expenses	0.82%	0.85%	1.10%	0.57%	0.54%
Waivers / Reimbursements[2,3]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.04)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3]	0.75%	0.78%	1.03%	0.50%	0.50%
1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.45% of the Fund’s average daily net assets. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver, the management fee would be 0.50% of the Fund’s average daily net assets.

MS16bh-11/19

3.	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Investor Class, Class C and Class I shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4.	Based on estimated amounts for the current fiscal year.

Example

Expenses After	Class A	Investor	Class C		Class I	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 523	$ 526	$ 105	$ 205	$ 51	$ 51
3 Years	$ 693	$ 702	$ 343	$ 343	$ 176	$ 169
5 Years	$ 878	$ 894	$ 599	$ 599	$ 311	$ 298
10 Years	$ 1,412	$ 1,446	$ 1,334	$ 1,334	$ 707	$ 673

MainStay MacKay High Yield Municipal Bond Fund

Fees and Expenses of the Fund

	Class A	Investor Class	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None
Other Expenses	0.08%	0.10%	0.09%	0.08%	0.02%[3]
Total Annual Fund Operating Expenses	0.87%	0.89%	1.63%	0.62%	0.56%
1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	The management fee is as follows: 0.55% on assets up to $1 billion; 0.54% on assets from $1 billion to $3 billion; 0.53% on assets from $3 billion to $5 billion; and 0.52% on assets over $5 billion.

3.	Based on estimated amounts for the current fiscal year.

Example

Expenses After	Class A	Investor	Class C		Class I	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 535	$ 537	$ 166	$ 266	$ 63	$ 57
3 Years	$ 715	$ 721	$ 514	$ 514	$ 199	$ 179
5 Years	$ 911	$ 921	$ 887	$ 887	$ 346	$ 313
10 Years	$ 1,474	$ 1,497	$ 1,933	$ 1,933	$ 774	$ 701

MS16bh-11/19

MainStay MacKay Infrastructure Bond Fund

Fees and Expenses of the Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses	0.29%	0.69%	0.69%	0.69%	0.29%	0.18%[5]
Total Annual Fund Operating Expenses	1.04%	1.44%	2.19%	2.19%	0.79%	0.68%
Waivers / Reimbursements[4]	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.19)%	(0.15)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	0.85%	1.25%	2.00%	2.00%	0.60%	0.53%
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	The management fee is as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

4.	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class B, Class C and Class I shares. This agreement will remain in effect until February 28, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 533	$ 572	$ 203	$ 703	$ 203	$ 303	$ 61	$ 54
3 Years	$ 748	$ 867	$ 667	$ 967	$ 667	$ 667	$ 233	$ 202
5 Years	$ 981	$ 1,184	$ 1,157	$ 1,357	$ 1,157	$ 1,157	$ 420	$ 364
10 Years	$ 1,647	$ 2,081	$ 2,319	$ 2,319	$ 2,509	$ 2,509	$ 960	$ 832

MS16bh-11/19

MainStay MacKay New York Tax Free Opportunities Fund

Fees and Expenses of the Fund

	Class A	Investor Class	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	None	None
Other Expenses	0.07%	0.10%	0.10%	0.07%	0.04%[4]
Total Annual Fund Operating Expenses	0.82%	0.85%	1.10%	0.57%	0.54%
Waivers / Reimbursements[2,3]	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.04)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[2,3]	0.75%	0.78%	1.03%	0.50%	0.50%
1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 0.45% of the Fund’s average daily net assets. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Without this waiver, the management fee would be 0.50% of the Fund’s average daily net assets.

3.	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to Investor Class, Class C and Class I shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

4.	Based on estimated amounts for the current fiscal year.

Example

Expenses After	Class A	Investor	Class C		Class I	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 523	$ 526	$ 105	$ 205	$ 51	$ 51
3 Years	$ 693	$ 702	$ 343	$ 343	$ 176	$ 169
5 Years	$ 878	$ 894	$ 599	$ 599	$ 311	$ 298
10 Years	$ 1,412	$ 1,446	$ 1,334	$ 1,334	$ 707	$ 673

MS16bh-11/19

 MainStay MacKay Tax Free Bond Fund

Fees and Expenses of the Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	0.50%	None	None
Other Expenses	0.13%	0.11%	0.11%	0.11%	0.13%	0.03%[4]
Total Annual Fund Operating Expenses	0.80%	0.78%	1.03%	1.03%	0.55%	0.45%
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	The management fee is as follows: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; 0.40% on assets from $1 billion to $5 billion; and 0.39% on assets over $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.

4.	Based on estimated amounts for the current fiscal year.

Example

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 528	$ 526	$ 105	$ 605	$ 105	$ 205	$ 56	$ 46
3 Years	$ 694	$ 688	$ 328	$ 628	$ 328	$ 328	$ 176	$ 144
5 Years	$ 874	$ 864	$ 569	$ 769	$ 569	$ 569	$ 307	$ 252
10 Years	$ 1,395	$ 1,373	$ 1,189	$ 1,189	$ 1,259	$ 1,259	$ 689	$ 567

3.	The first paragraph of the section entitled “How to Purchase and Sell Shares” with regard to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund and MainStay MacKay New York Tax Free Opportunities Fund is deleted and replaced with the following:

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at nylinvestments.com/funds. Class R6 shares are generally available only to certain retirement plans held with the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $2,500 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares, and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. These initial investment minimum and subsequent purchase amounts also apply to Investor Class and Class C shares purchased through AutoInvest, MainStay's systematic investment plan. Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums.

MS16bh-11/19

4.	The section entitled “How to Purchase and Sell Shares” with regard to MainStay MacKay Infrastructure Bond Fund and MainStay MacKay Tax Free Bond Fund is deleted in its entirety and replaced with the following:

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-624-6782, by mail at MainStay Funds, P.O. Box 219003, Kansas City, MO 64121-9000, by overnight mail to 430 West 7th Street, Suite 219003, Kansas City, MO 64105-1407, or by accessing our website at nylinvestments.com/funds. Class R6 shares are generally available only to certain retirement plans held with the Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund). Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $1,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund’s principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class or Class C shares purchased through AutoInvest, MainStay’s systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

5.	The section entitled “Compensation to Financial Intermediary Firms” with regard to the Funds is deleted and replaced with the following:

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund’s shares.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MS16bh-11/19

MAINSTAY GROUP OF FUNDS

MainStay MacKay California Tax Free Opportunities Fund

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay Infrastructure Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Tax Free Bond Fund

(each a “Fund” and collectively, the “Funds” )

Supplement dated November 1, 2019 (“Supplement”) to the
Statement of Additional Information dated February 28, 2019, as amended and supplemented (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

Effective immediately, Class R6 shares for each Fund are available for purchase. As a result, the front cover is revised to include each Fund’s Class R6 ticker symbol as follows:

MainStay MacKay California Tax Free Opportunities Fund	MSODX
MainStay MacKay High Yield Municipal Bond Fund	MMHEX
MainStay MacKay Infrastructure Bond Fund	MGVDX
MainStay MacKay New York Tax Free Opportunities Fund	MNODX
MainStay MacKay Tax Free Bond Fund	MTBDX

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MS15a-11/19